Annual Operating Expenses - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2024
Fidelity Advisor Floating Rate High Income Fund - Class A
Operating Expenses:
Management fee	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.08%	[3]
Total annual operating expenses	1.02%	[3]
Fidelity Advisor Floating Rate High Income Fund - Class C
Operating Expenses:
Management fee	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.08%	[3]
Total annual operating expenses	1.77%	[3]
Fidelity Advisor Floating Rate High Income Fund - Class M
Operating Expenses:
Management fee	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.08%	[3]
Total annual operating expenses	1.02%	[3]
Fidelity Advisor Floating Rate High Income Fund - Class I
Operating Expenses:
Management fee	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.08%	[3]
Total annual operating expenses	0.77%	[3]
Fidelity Advisor Floating Rate High Income Fund - Class Z
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.08%	[3]
Total annual operating expenses	0.67%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16%, 0.15%, 0.16%, 0.15%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.
[3]
C Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0.95%, 0.95%, 1.70%, 0.70%, and 0.60% for Class A, Class M, Class C, Class I, and Class Z, respectively.